SHARE-BASED PAYMENTS	6 Months Ended
Dec. 31, 2020
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

17.  SHARE-BASED PAYMENTS

Incentive payments based on options

a)	Share option plan (2019)

The plan granted 1,200,000  stock options with an exercise price of $4.55.  They are vested when the beneficiaries have served a period of service since the grant date until each vesting period described below. The beneficiaries must remain in the Company or subsidiary as of the date of exercising the option to exercise it. The stock options expire on October 31, 2029.

Options can be exercised for a period of up to three years, with 1/3 vesting every 12 months, and on a cashless basis at their volume weighted average price (“VWAP”) of the ordinary shares during a twenty-day period to the date of exercise.

The fair value of the stock options at the grant date was estimated using the "Black-Scholes" model, considering the terms and conditions under which the options on shares were granted and adjusted to consider the possible dilutive effect of the future exercise of options.

Factor	Incentive option plan
Weighted average fair value of shares	$5.42
Exercise price	$4.55
Weighted average expected volatility (*)	29.69%
Dividend rate	0%
Weighted average risk-free interest rate	1.66%
Weighted average expected life	9.89 years
Weighted average fair value of stock options at measurement date	$2.47

(*) Implied volatility of Public warrants

There are no market-related performance conditions or non-vesting conditions that should be considered for determining the fair value of the stock options.

The Group estimates that 100% of the stock options will be exercised, taking into account historical patterns of executives maintaining their jobs and the probability of exercising the options. This estimate is reviewed at the end of each annual or interim period.

The following table shows the weighted average amount and exercise price and the movements of the stock options of executives and directors of the Group during the six-month periods ended December 31, 2020 and 2019.

	12/31/2020		12/31/2019
	Number		Number
	of	Exercise	of	Exercise
	options	price	options	price
At the beginning	1,200,000	$4.55	—	—
Granted during the period	—	—	1,200,000	$4.55
Annulled during the period	—	—	—	—
Exercised during the period	—	—	—	—
Expired during the period	—	—	—	—
Effective at period	1,200,000	$4.55	1,200,000	$4.55

The charge of the plan recognized during the period was $0.4 million.

b)	Annual compensation - Bonus

Bonus in Cash is an annual cash incentive awarded up to an amount that is five times the individual’s monthly salary, which can be increased by $30,000 in value if the recipient decides to receive the base bonus in ordinary shares, to each of the Chief Operating Officer, Sales Director and Marketing Director and Managing Director of Rizobacter S.A. The bonus will be granted upon the meeting of certain financial and operational objectives. Each year the Board of Directors will define the objectives upon approval of the annual budget.

For the year ended June 30, 2020, all the beneficiaries decided to receive the bonus in ordinary shares.

Bonus in Kind is an annual in-kind incentive awarded in ordinary shares up to an equivalent of $315,000,  $165,000 and $100,000 to the Chief Executive Officer (the “CEO”), Chief Financial Officer (the “CFO”) and Chief Technology Officer, respectively, to tie a portion of their compensation to financial and operational objectives. Each year the Board of Directors will define the objectives upon approval of the annual budget.

The number of shares that can be awarded under each bonus will be determined by using a 20-day volume weighted average price (“VWAP”) of the Company’s ordinary shares, starting with the day on which the relevant financial and operational objectives are met by the Company and the bonus is granted.

50% of bonus vests immediately if the financial and operational objectives are achieved as of such date, and the remaining 50% vests in the following year.

The charge in the six-month period ended December 31, 2020 in consideration of the annual compensation bonus for objectives achieved in the year ended June 30, 2020 amounted to $0.22 million. No charges have been accounted for the annual compensation bonus for objectives to be achieved in the year ending June 30, 2021.

As of the date of these financial statements, shares granted in consideration of the Annual Compensation Bonus for the year ended June 30, 2020 have not yet been issued.

c)	Share Option Plan (2020)

The Share Option Plan (2020) is for up to 100,000 underlying ordinary shares for certain key employees. The options have an exercise price of $5.55 and may be exercised for a period of up to three years from the grant date, with 1/3 vesting every 12 months. The first third of the vesting period is on September 18, 2021. The Board of Directors will determine the number of options and the key employees who will receive the award. As of the date of these financial statements the Share Option Plan (2020) is not yet implemented.

d) Employee Stock Purchase Plan (ESPP)

This is an incentive plan for eligible employees with no stock compensation to purchase ordinary shares of the Company up to a maximum of 15% percent of such employee’s monthly compensation. The number of ordinary shares subject to the ESPP shall be 200,000 ordinary shares. The purchase price will be equal to 85% of the lower of the closing price of the Company’s ordinary shares on the first business day and the last business day of the relevant offering period. As of the date of these financial statements the ESSP is not yet implemented.